Additional Information-Financial Statement Schedule I	12 Months Ended
Dec. 31, 2012
Additional Information-Financial Statement Schedule I

CHINA DIGITAL TV HOLDING CO., LTD.

Additional Information-Financial Statement Schedule I

Condensed Financial Information of Parent Company

BALANCE SHEETS

(U.S. dollars in thousands, except share and per share data)

	As of December 31,
	2011	2012
ASSETS
Current assets:
Cash and cash equivalents	$7,132	$4,918
Accounts due from subsidiaries, VIE and VIE’s subsidiaries-current	997	1,238
Dividend receivable	—	26,501
Prepaid expenses and other current assets	90	102

Total current assets	8,219	32,759
Accounts due from subsidiaries, VIE and VIE’s subsidiaries-non-current	90,480	58,090
Long-term investments—equity method investments	5,065	—
Investment in subsidiaries and VIE	137,113	68,235
Deferred tax assets non-current	69	138

Total assets	240,946	159,222

TOTAL LIABILITIES AND EQUITY
Current liabilities:
Accrued expenses and other current liabilities	468	670
Deferred revenue-current	864	1,095
Dividend payable	33,172	76,999

Total current liabilities	34,504	78,764

Total Liabilities	34,504	78,764

Equity:
Ordinary shares	29	30
Additional paid-in capital	126,583	29,724
Retained earnings	54,095	24,621
Accumulated other comprehensive income	25,735	26,083

Total shareholders’ equity	206,442	80,458

TOTAL LIABILITIES AND EQUITY	$240,946	$159,222

Additional Information-Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENTS OF COMPREHENSIVE INCOME

(U.S. dollars in thousands, except share and per share data)

	For the years ended December 31,
	2010	2011	2012
Operating expenses	$(2,118)	$(5,830)	$(2,822)
Interest income	759	37	10
Impairment loss on long-term investments	(5,000)	—	(4,487)
Loss from equity method investment	(174)	(761)	(578)
Equity in earnings of subsidiaries, VIE and VIE’s subsidiaries	39,954	47,726	14,191
Other income	—	—	820

Net income before provision for income taxes	33,421	41,172	7,134

Provision for income taxes—current	—	(129)	(276)
Provision for income taxes—deferred	—	(43)	69

Net income attributable to ordinary shareholders	$33,421	$41,000	$6,927

Other comprehensive income, net of tax
Foreign currency translation adjustment	6,943	12,175	348

Comprehensive income attributable to ordinary shareholders	$40,364	$53,175	$7,275

Additional Information-Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENTS OF CHANGES IN EQUITY

(U.S. dollars in thousands, except share and per share data)

	Ordinary		Additional paid-in capital	Accumulated other comprehensive income	Retained earning	Total equity
	Shares	Amount
Balance at January 1, 2010	58,044,640	$29	$157,980	$6,617	$88,398	$253,024
Share-based compensation	—	—	1,478	—	—	1,478
Exercise of stock option	773,347	—	1,270	—	—	1,270
Special cash dividend to shareholders	—	—	(41,929)	—	(75,707)	(117,636)
Net income	—	—	—	—	33,421	33,421
Foreign currency translation adjustment	—	—	—	6,943	—	6,943

Balance at December 31, 2010	58,817,987	29	118,799	13,560	46,112	178,500

Share-based compensation	—	—	5,562	—	—	5,562
Exercise of stock option	163,903	—	400	—	—	400
Special cash dividend to shareholders	—	—	—	—	(33,017)	(33,017)
Transfer of noncontrolling interest	—	—	1,822	—	—	1,822
Net income	—	—	—	—	41,000	41,000
Foreign currency translation adjustment	—	—	—	12,175	—	12,175

Balance at December 31, 2011	58,981,890	29	126,583	25,735	54,095	206,442

Share-based compensation	—	—	2,588	—	—	2,588
Exercise of stock option	118,864	1	85	—	—	86
Special cash dividend to shareholders	—	—	(99,532)	—	(36,401)	(135,933)
Net income	—	—	—	—	6,927	6,927
Foreign currency translation adjustment	—	—	—	348	—	348

Balance at December 31, 2012	59,100,754	$30	$29,724	$26,083	$24,621	$80,458

Additional Information-Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENTS OF CASH FLOWS

(U.S. dollars in thousands, except share and per share data)

	For the years ended December 31,
	2010	2011	2012
Net cash provided by operating activities	$17,554	$59,956	$88,986

Net cash provided by investing activities	3,652	1,152	820

Net cash used in financing activities	(39,033)	(76,779)	(92,020)

Effect of exchange rate changes on cash and cash equivalents	6,943	—	—

NET DECREASE IN CASH AND CASH EQUIVALENTS	(10,884)	(15,671)	(2,214)
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR	33,687	22,803	7,132

CASH AND CASH EQUIVALENTS, END OF THE YEAR	$22,803	$7,132	$4,918

Note:

Basis for preparation

The parent-company financial information of China Digital TV Holding Co., Ltd. has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that China Digital TV Holding Co., Ltd. has used equity method to account for its investments in its subsidiaries and variable interest entity.